UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6385

        Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
	April 30, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.8% (1.2% of Total Investments)
$ 2,710	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,763,116
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 11.0% (7.5% of Total Investments)
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,820,350
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa1	991,060
	2005, 5.000%, 12/01/29
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,473,694
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	AAA	1,366,068
	2004, 5.000%, 12/01/25 – AMBAC Insured
1,200	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay, Series	9/06 at 101.00	Ba1	1,213,248
	1996, 6.125%, 9/01/16
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa1	1,050,820
	2001, 5.500%, 12/01/15
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University, Series 2006,	5/16 at 100.00	Aaa	1,046,090
	5.000%, 5/01/22 (WI/DD, Settling 5/04/06) – CIFG Insured
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	AA	1,238,868
3,000	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	AA	3,188,700
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 – AMBAC	1/13 at 100.00	AAA	1,565,794
	Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 – FGIC	6/13 at 100.00	AAA	882,479
	Insured
1,200	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 – AMBAC	6/14 at 100.00	AAA	1,252,260
	Insured

16,445	Total Education and Civic Organizations			17,089,431

	Health Care – 22.4% (15.3% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/09 at 101.00	Baa1	2,022,820
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24
1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System,	2/07 at 102.00	AAA	1,032,700
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa3	2,198,800
	6.000%, 1/01/32
4,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	4,676,805
	Series 2002A, 5.625%, 8/15/32
	Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children’s Hospital
	Project, Series 1996A:
1,000	5.750%, 11/01/20	11/06 at 101.00	Aa2	1,015,910
1,500	5.875%, 11/01/25	11/06 at 101.00	Aa2	1,524,270
2,455	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J,	5/14 at 100.00	AAA	2,620,099
	5.250%, 5/15/16 – FGIC Insured
2,405	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley	5/06 at 102.00	BBB+	2,456,178
	Medical Center, Series 1996A, 6.250%, 5/15/16
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
2,500	5.000%, 5/01/30	5/14 at 100.00	AA	2,542,875
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,542,225
6,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	A–	6,097,019
	Bonds, Series 1998, 5.375%, 11/01/29
2,500	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	2,683,975
	Obligated Group, Series 2000B, 6.375%, 11/15/30
1,500	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3	1,609,470
	Health System, Series 2000, 6.375%, 10/01/20
1,705	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	AA	1,829,687
	2001, 5.750%, 10/01/21 – RAAI Insured

33,565	Total Health Care			34,852,833

	Housing/Multifamily – 5.9% (4.1% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	8/06 at 100.00	Aaa	1,389,127
	Series 1994A, 5.950%, 2/20/30
1,000	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	9/12 at 102.00	Aaa	1,028,330
	Livingston Park Apartments Project, Series 2002A, 5.350%, 9/20/27 (Alternative Minimum Tax)
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,475	5.350%, 1/20/21 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,552,393
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,310,458
965	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, West	9/10 at 102.00	Aaa	980,440
	Tech Apartments Project, Series 2002A, 5.350%, 3/20/33 (Alternative Minimum Tax)
985	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/06 at 102.00	Aa2	993,540
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

9,060	Total Housing/Multifamily			9,254,288

	Housing/Single Family – 3.0% (2.0% of Total Investments)
1,210	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/07 at 102.00	Aaa	1,224,568
	Revenue Bonds, Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)
1,920	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/08 at 102.00	Aaa	1,951,968
	Revenue Bonds, Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)
1,445	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	3/08 at 101.50	AAA	1,470,432
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)

4,575	Total Housing/Single Family			4,646,968

	Industrials – 0.2% (0.1% of Total Investments)
530	Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund Program Development Revenue Bonds,	11/14 at 100.00	N/R	544,649
	Myers University, Series 2004E, 5.600%, 5/15/25

	Long-Term Care – 0.7% (0.5% of Total Investments)
1,000	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 102.00	BBB	1,029,560
	1999A, 5.800%, 10/01/23

	Materials – 1.3% (0.9% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A+	2,002,700
	4.500%, 12/01/15

	Tax Obligation/General – 44.8% (30.6% of Total Investments)
1,000	Ansonia Local School District, Darke County, Ohio, General Obligation Bonds, Series 2000,	12/10 at 102.00	Aaa	1,087,440
	5.500%, 12/01/22 – MBIA Insured
1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement	12/10 at 100.00	Aa2	1,031,790
	Bonds, Series 2001, 5.000%, 12/01/25
270	Berea City School District, Ohio, General Obligation Unlimited Tax School Improvement Bonds,	12/06 at 100.00	AAA	270,829
	Series 1993, 7.500%, 12/15/06 – AMBAC Insured
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – MBIA Insured	12/12 at 100.00	Aaa	1,400,078
1,200	5.000%, 12/01/22 – MBIA Insured	12/12 at 101.00	Aaa	1,247,568
	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002:
2,030	5.250%, 12/01/21	12/12 at 101.00	Aa3	2,167,106
2,140	5.250%, 12/01/22	12/12 at 101.00	Aa3	2,284,536
1,560	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, School	12/11 at 100.00	Aaa	1,596,176
	Facilities Construction and Improvement Bonds, Series 2001B, 5.000%, 12/01/28 – FGIC Insured
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,552,560
	2005, 5.000%, 12/01/30 – FSA Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 –	6/14 at 100.00	AAA	1,053,520
	AMBAC Insured
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	2,760,576
	5.250%, 6/01/21 – FSA Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AAA	1,039,400
	2004, 5.000%, 12/01/22 – FSA Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,254,060
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	AAA	1,066,420
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,039,640
	Bonds, Series 2003, 5.000%, 12/01/22 – FSA Insured
1,000	Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series 2000A, 5.000%, 12/01/20	12/10 at 100.00	Aaa	1,035,630
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,246,839
	2005, 5.000%, 12/01/24 – MBIA Insured
1,300	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%,	12/08 at 102.00	AAA	1,372,527
	12/01/20
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School	12/11 at 100.00	Aaa	2,054,660
	Improvement Bonds, Series 2001, 5.000%, 12/15/26 – MBIA Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aaa	1,205,252
	5.000%, 12/01/22 – MBIA Insured
2,000	Louisville City School District, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/29 –	12/11 at 100.00	Aaa	2,045,400
	FGIC Insured
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	526,271
	2006, 5.000%, 12/01/25 – FSA Insured
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/21 –	12/12 at 100.00	Aaa	1,608,566
	MBIA Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	Aaa	786,152
	5.000%, 12/01/25 – FGIC Insured
1,260	Morgan Local School District, Morgan, Muskingum and Washington Counties, Ohio, Unlimited Tax	12/10 at 101.00	AA	1,368,297
	General Obligation School Improvement Bonds, Series 2000, 5.750%, 12/01/22
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	1,037,380
	5.000%, 12/01/28 – FGIC Insured
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,106,890
5,000	Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/20	3/15 at 100.00	AA+	5,238,050
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 – FGIC Insured	6/14 at 100.00	AAA	1,399,555
3,380	5.250%, 12/01/24 – FGIC Insured	6/14 at 100.00	AAA	3,594,968
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,575,821
	12/01/22 – FGIC Insured
1,155	Perry Local School District, Allen County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 101.00	AAA	1,240,297
	5.250%, 12/01/25 – AMBAC Insured
280	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds,	6/11 at 100.00	Aaa	306,160
	Series 2000, 6.000%, 12/01/20 – FGIC Insured
1,100	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds,	6/12 at 100.00	Aaa	1,183,644
	Series 2002, 5.500%, 12/01/17 – FGIC Insured
1,445	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – FGIC Insured	12/11 at 100.00	AAA	1,479,232
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AAA	1,030,840
	5.000%, 12/01/30 – MBIA Insured
2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	Aaa	2,076,700
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	12/06 at 102.00	Aa2	72,247
	1996, 5.950%, 12/01/21
2,000	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aaa	2,110,220
	5.250%, 12/01/27 – MBIA Insured
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AAA	2,626,289
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AAA	1,218,520
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,031,490
	12/01/28 – MBIA Insured
2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AAA	2,043,600
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – MBIA Insured
1,000	Westlake, Ohio, Various Purpose General Obligation Improvement and Refunding Bonds, Series	12/08 at 101.00	Aaa	1,051,000
	1997, 5.550%, 12/01/17
2,155	Youngstown City School District, Mahoning County, Ohio, General Obligation Bonds, Series 2005,	12/14 at 100.00	AAA	2,237,989
	5.000%, 12/01/25 – FSA Insured

66,635	Total Tax Obligation/General			69,762,185

	Tax Obligation/Limited – 10.5% (7.1% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 –	6/14 at 100.00	AAA	1,423,939
	AMBAC Insured
3,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	AAA	3,116,880
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	1,133,011
	5.000%, 12/01/18 – FGIC Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%, 6/01/26 –	6/14 at 100.00	Aaa	1,029,800
	MBIA Insured
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series
	2001B:
1,000	5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	AAA	1,081,140
1,000	5.500%, 10/01/17 – AMBAC Insured	4/12 at 100.00	AAA	1,074,470
90	Ohio Department of Transportation, Certificates of Participation, Rickenbacker International	10/06 at 100.00	AA	90,102
	Airport Improvements, Series 1996, 6.125%, 4/15/15 (Alternative Minimum Tax)
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	831,792
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AAA	2,840,624
	Project, Series 2004A, 5.250%, 4/01/15 – MBIA Insured
2,500	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	2,599,350
	Project, Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA	1,057,320
	5.000%, 6/01/16

15,500	Total Tax Obligation/Limited			16,278,428

	Transportation – 7.9% (5.4% of Total Investments)
1,780	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.250%, 1/01/16 – FSA Insured	1/10 at 101.00	AAA	1,869,748
3,430	Cleveland, Ohio, Parking Facilities Revenue Refunding Bonds, Series 1996, 5.500%, 9/15/22 –	9/06 at 102.00	AAA	3,518,631
	MBIA Insured
3,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	AA	3,082,020
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
1,500	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and	2/08 at 102.00	AAA	1,567,425
	Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18
2,000	Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AAA	2,225,020

11,710	Total Transportation			12,262,844

	U.S. Guaranteed – 20.1% (13.7% of Total Investments) (4)
1,000	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	AAA	1,079,050
	5.375%, 12/01/15 (Pre-refunded 12/01/11) – MBIA Insured
420	Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds, Series 1998I, 5.000%,	1/08 at 101.00	AAA	432,961
	1/01/28 (Pre-refunded 1/01/08) – FSA Insured
1,210	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 1999, 4.875%, 12/01/24	6/09 at 101.00	AAA	1,260,784
	(Pre-refunded 6/01/09) – AMBAC Insured
1,415	Franklin County, Ohio, First Mortgage Revenue, OCLC Inc. Project, Series 1979, 7.500%, 6/01/09	6/06 at 100.00	AAA	1,470,709
	(ETM)
2,110	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District	6/10 at 101.00	AAA	2,288,253
	of Greater Cincinnati, Series 2000A, 5.750%, 12/01/25 (Pre-refunded 6/01/10) – MBIA Insured
1,000	Hilliard School District, Ohio, General Obligation School Improvement Bonds, Series 2000,	12/10 at 101.00	AAA	1,092,390
	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FGIC Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,124,900
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) – FGIC
	Insured
1,000	London City School District, Ohio, General Obligation School Facilities Construction and	12/11 at 100.00	Aaa	1,060,320
	Improvement Bonds, Series 2001, 5.000%, 12/01/29 (Pre-refunded 12/01/11) – FGIC Insured
3,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	3,342,750
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
4,315	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue	2/09 at 102.00	N/R (4)	4,632,066
	Refunding Bonds, Series 1999G, 5.950%, 2/01/24 (Pre-refunded 2/01/09)
2,720	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	2,884,070
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.000%, 12/01/28
	(Pre-refunded 12/01/11) – FGIC Insured
1,220	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds,	6/11 at 100.00	Aaa	1,344,623
	Series 2000, 6.000%, 12/01/20 (Pre-refunded 6/01/11) – FGIC Insured
2,025	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	2,112,237
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
2,830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation	12/11 at 100.00	Aa3 (4)	3,036,052
	Bonds, Series 2002, 5.250%, 12/01/27 (Pre-refunded 12/01/11)
1,000	Upper Arlington City School District, Ohio, General Obligation Improvement Bonds, Series 1996,	12/06 at 101.00	AAA	1,019,160
	5.250%, 12/01/22 (Pre-refunded 12/01/06) – MBIA Insured
2,000	Wayne Local School District, Warren County, Ohio, Unlimited Tax General Obligation School	12/06 at 101.00	AAA	2,048,540
	Improvement Bonds, Series 1996, 6.100%, 12/01/24 (Pre-refunded 12/01/06) – AMBAC Insured

29,265	Total U.S. Guaranteed			31,228,865

	Utilities – 7.1% (4.8% of Total Investments)
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	4,150,160
	Series 2002, 5.000%, 2/15/22 – MBIA Insured
3,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership	4/07 at 102.00	AAA	3,099,990
	Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	2,076,340
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
1,700	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,713,549
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

10,700	Total Utilities			11,040,039

	Water and Sewer – 10.0% (6.8% of Total Investments)
	Cincinnati, Ohio, Water System Revenue Bonds, Series 2001:
1,000	5.500%, 12/01/17	6/11 at 100.00	AA+	1,066,310
3,510	5.000%, 12/01/18	6/11 at 100.00	AA+	3,641,450
3,000	5.000%, 12/01/19	6/11 at 100.00	AA+	3,108,330
1,000	5.000%, 12/01/20	6/11 at 100.00	AA+	1,035,740
2,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/22	6/11 at 100.00	AA+	2,068,040
1,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	1,118,510
	1993G, 5.500%, 1/01/21 – MBIA Insured
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	7/06 at 102.00	AAA	40,858
	1996H, 5.750%, 1/01/26 – MBIA Insured
580	Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds, Series 1998I, 5.000%,	1/08 at 101.00	AAA	592,331
	1/01/28 – FSA Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – FSA Insured	10/15 at 100.00	Aaa	1,308,511
1,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	1,568,505
	Quality Project, Series 2005B, 5.000%, 6/01/25

14,850	Total Water and Sewer			15,548,585

$ 218,545	Total Investments (cost $220,756,004) – 146.7%			228,304,491

	Other Assets Less Liabilities – 2.8%			4,366,795

	Preferred Shares, at Liquidation Value – (49.5)%			(77,000,000)

	Net Assets Applicable to Common Shares – 100%			$155,671,286

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $220,689,789.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$8,089,512
Depreciation	(474,810)

Net unrealized appreciation (depreciation) of investments	$7,614,702

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 28, 2006

* Print the name and title of each signing officer under his or her signature.